SHORT TERM AND LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
SHORT TERM AND LONG TERM DEBT [Abstract]
Schedule of Notes Payable and Long-Term Debt
2013	908,744
2014	335,166
2015	86,673
2016	37,947
2017	29,676
Thereafter	1,038,444
2,436,650